Commercial Loans (Details Textual) - USD ($)	2 Months Ended	12 Months Ended
	Feb. 29, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Jointly Funded Loans Total		$ 1,835,000	$ 5,105,000
Jointly Funded Loans		1,230,000	2,665,000
Short Term Loans Receivable		20,199,000	19,138,426
Long Term Loans Receivable		10,705,040	4,894,050
Issuance Of Short Term Loans		21,609,000	22,585,990
Collections Received From Loans		$ 14,737,436	13,248,464
Short Term Loans Receivable, Limitation on Face Amount Description		the lower of (i) 9.9% of the aggregate amount of our loan portfolio (not including the loan under consideration) and (ii) $1.5 million.
Acquisition financing [Member]
Debt Instrument [Line Items]
Short Term Loans Receivable, Loan-to-value Ratio		In the case of acquisition financing, the principal amount of the loan usually does not exceed 75% of the value of the property
Construction Financing [Member]
Debt Instrument [Line Items]
Short Term Loans Receivable, Loan-to-value Ratio		in the case of construction financing, up to 80% of construction costs
Minimum [Member]
Debt Instrument [Line Items]
Loans Receivable Fixed Rates Of Interest		12.00%
Loans and Leases Receivable, Face Amount		$ 14,000
Origination Fees ,Percentage of Principal amount of the loan		1.00%
Maximum [Member]
Debt Instrument [Line Items]
Loans Receivable Fixed Rates Of Interest		15.00%
Loans and Leases Receivable, Face Amount		$ 1,475,000
Origination Fees ,Percentage of Principal amount of the loan		3.00%
Construction Loans [Member]
Debt Instrument [Line Items]
Short Term Loans Receivable Additional Borrowing Capacity		$ 2,155,000
Subsequent Event [Member] | Commercial Loan [Member]
Debt Instrument [Line Items]
Collections Received From Loans	$ 6,155,000
Due In 2009 [Member]
Debt Instrument [Line Items]
Long Term Loans Receivable		179,050	179,050
Due In 2010 [Member]
Debt Instrument [Line Items]
Long Term Loans Receivable		100,000	100,000
Due In 2011 [Member]
Debt Instrument [Line Items]
Long Term Loans Receivable			120,000
Due In 2013 [Member]
Debt Instrument [Line Items]
Long Term Loans Receivable		225,000	570,000
Due In 2014 [Member]
Debt Instrument [Line Items]
Long Term Loans Receivable		2,525,000	$ 3,925,000
Due In 2015 [Member]
Debt Instrument [Line Items]
Long Term Loans Receivable		$ 7,675,990